Financial Instruments - Fair values and financial risk management - Valuation technique and significant unobservable inputs (Details)	Dec. 31, 2023 USD ($)	Dec. 18, 2023	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs				40
Increase (decrease) in financial instrument due to increase in risk assumption	$ 190,000		$ 10,000.00	$ 0	$ 10,000.00
Risk free rate
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs	3.92		4.57		2.58
Percentage of reasonable possible increase in risk assumption	10.00%		10.00%	10.00%	10.00%
Risk free rate | NETC Earnouts
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs	3.90
Volatility
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs	40		40		40
Percentage of reasonable possible increase in risk assumption	10.00%		10.00%		10.00%
Volatility | NETC Earnouts
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs	25
Volatility | Derivatives
Financial Instruments-Fair values and financial risk management
Significant unobservable inputs		40